T. ROWE PRICE HIGH YIELD FUND

August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 86.3%
Aerospace & Defense 1.1%
F-Brasile, 7.375%, 8/15/26 (1)	12,390	9,881
Moog, 4.25%, 12/15/27 (1)	4,605	4,755
TransDigm, 6.25%, 3/15/26 (1)	52,125	54,992
TransDigm, 7.50%, 3/15/27	1,305	1,364
TransDigm, 8.00%, 12/15/25 (1)	19,925	21,693
		92,685

Airlines 1.0%
Air Canada, 7.75%, 4/15/21 (1)	18,543	18,636
American Airlines PTT, Series 2013-1, Class B, 5.625%,
1/15/21 (1)	1,082	925
Delta Air Lines, 7.00%, 5/1/25 (1)	14,760	16,162
Delta Air Lines, 7.375%, 1/15/26	20,335	21,148
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	11,355	11,838
United Airlines Holdings, 4.875%, 1/15/25	10,370	8,970
United Airlines Holdings, 5.00%, 2/1/24	4,875	4,400
United Airlines Holdings, 6.00%, 12/1/20	7,920	7,965
		90,044

Automotive 3.6%
Adient Global Holdings, 4.875%, 8/15/26 (1)	20,934	19,625
Adient U.S., 9.00%, 4/15/25 (1)	19,010	21,220
Clarios Global, 6.25%, 5/15/26 (1)	2,150	2,274
Clarios Global, 8.50%, 5/15/27 (1)	69,180	73,158
Dana, 5.625%, 6/15/28	13,360	14,095
Dana Financing Luxembourg, 5.75%, 4/15/25 (1)	1,310	1,359
Ford Motor, 8.50%, 4/21/23	10,070	11,167
Ford Motor, 9.00%, 4/22/25	22,795	26,628
Ford Motor Credit, 5.085%, 1/7/21	13,219	13,301

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ford Motor Credit, 5.125%, 6/16/25	16,375	17,175
Ford Motor Credit, 5.75%, 2/1/21	16,982	17,173
Goodyear Tire & Rubber, 9.50%, 5/31/25	6,890	7,717
Group 1 Automotive, 4.00%, 8/15/28 (1)	7,625	7,606
IAA, 5.50%, 6/15/27 (1)	6,580	6,925
Meritor, 6.25%, 6/1/25 (1)	12,575	13,377
Navistar International, 9.50%, 5/1/25 (1)	15,990	18,189
Tenneco, 5.375%, 12/15/24	1,430	1,101
Tesla, 5.30%, 8/15/25 (1)	45,641	47,409
		319,499

Banking 0.5%
Banco do Brasil, VR, 9.00% (2)(3)	22,405	24,363
Itau Unibanco Holding, VR, 6.125% (1)(2)(3)	21,225	20,682
		45,045

Broadcasting 4.3%
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1)	17,055	17,055
Clear Channel Worldwide Holdings, 9.25%, 2/15/24	39,480	38,690
Diamond Sports Group, 5.375%, 8/15/26 (1)	11,275	8,795
Diamond Sports Group, 6.625%, 8/15/27 (1)	12,220	6,874
iHeartCommunications, 5.25%, 8/15/27 (1)	6,185	6,154
iHeartCommunications, 6.375%, 5/1/26	5,144	5,362
iHeartCommunications, 8.375%, 5/1/27	72,993	73,541
Lions Gate Capital Holdings, 6.375%, 2/1/24 (1)	16,320	16,687
MDC Partners, 6.50%, 5/1/24 (1)	46,746	44,935
Nexstar Broadcasting, 5.625%, 8/1/24 (1)	15,635	16,051
Nexstar Broadcasting, 5.625%, 7/15/27 (1)	13,745	14,518
Outfront Media Capital, 5.00%, 8/15/27 (1)	1,685	1,656
Outfront Media Capital, 6.25%, 6/15/25 (1)	6,050	6,307
Sirius XM Radio, 4.125%, 7/1/30 (1)	12,385	13,004

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Sirius XM Radio, 4.625%, 7/15/24 (1)	14,160	14,709
Sirius XM Radio, 5.00%, 8/1/27 (1)	11,225	11,870
Sirius XM Radio, 5.375%, 7/15/26 (1)	18,620	19,411
Terrier Media Buyer, 8.875%, 12/15/27 (1)	19,730	20,371
Townsquare Media, 6.50%, 4/1/23 (1)	21,700	20,073
Univision Communications, 6.625%, 6/1/27 (1)	16,500	16,562
Univision Communications, 9.50%, 5/1/25 (1)	7,590	8,311
		380,936

Building & Real Estate 1.5%
Country Garden Holdings, 8.00%, 1/27/24	13,860	15,220
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1)	20,460	21,534
Howard Hughes, 5.375%, 3/15/25 (1)	29,855	30,228
Howard Hughes, 5.375%, 8/1/28	13,185	13,383
Realogy Group, 7.625%, 6/15/25 (1)	4,345	4,573
Shimao Group Holdings, 6.125%, 2/21/24	14,220	15,215
Taylor Morrison Communities, 5.125%, 8/1/30 (1)	6,340	6,895
Taylor Morrison Communities, 5.875%, 4/15/23 (1)	12,800	13,552
Weekley Homes, 6.625%, 8/15/25	13,625	14,153
		134,753

Building Products 1.4%
American Builders & Contractors Supply, 5.875%, 5/15/26 (1)	24,755	25,931
American Woodmark, 4.875%, 3/15/26 (1)	19,570	19,937
Forterra Finance, 6.50%, 7/15/25 (1)	12,695	13,393
New Enterprise Stone & Lime, 6.25%, 3/15/26 (1)	14,845	15,439
PGT Innovations, 6.75%, 8/1/26 (1)	13,960	14,919
Summit Materials, 5.25%, 1/15/29 (1)	8,755	9,171
Summit Materials, 6.50%, 3/15/27 (1)	18,985	20,409
		119,199

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cable Operators 10.0%
Altice Financing, 5.00%, 1/15/28 (1)	19,280	19,762
Altice Financing, 7.50%, 5/15/26 (1)	34,445	36,641
Altice France, 5.50%, 1/15/28 (1)	16,700	17,493
Altice France, 7.375%, 5/1/26 (1)	28,125	29,777
Altice France, 8.125%, 2/1/27 (1)	13,360	14,896
Altice France Holding, 6.00%, 2/15/28 (1)	46,605	46,488
Altice France Holding, 10.50%, 5/15/27 (1)	30,097	34,311
C&W Senior Financing, 6.875%, 9/15/27 (1)	22,605	23,731
CCO Holdings, 4.25%, 2/1/31 (1)	17,915	18,699
CCO Holdings, 4.50%, 8/15/30 (1)	21,275	22,498
CCO Holdings, 4.50%, 5/1/32 (1)	21,080	22,318
CCO Holdings, 5.00%, 2/1/28 (1)	57,825	61,294
CCO Holdings, 5.125%, 5/1/27 (1)	26,545	28,138
CCO Holdings, 5.375%, 6/1/29 (1)	15,830	17,373
CCO Holdings, 5.50%, 5/1/26 (1)	25,325	26,465
CCO Holdings, 5.75%, 2/15/26 (1)	3,240	3,378
CCO Holdings, 5.875%, 5/1/27 (1)	3,295	3,460
CSC Holdings, 3.375%, 2/15/31 (1)	7,805	7,688
CSC Holdings, 4.625%, 12/1/30 (1)	17,110	17,495
CSC Holdings, 5.75%, 1/15/30 (1)	22,260	24,236
CSC Holdings, 6.50%, 2/1/29 (1)	36,990	41,521
CSC Holdings, 7.50%, 4/1/28 (1)	26,340	29,501
DISH DBS, 5.875%, 11/15/24	5,730	6,059
DISH DBS, 7.375%, 7/1/28 (1)	19,105	20,251
DISH DBS, 7.75%, 7/1/26	23,550	26,965
GCI, 6.625%, 6/15/24 (1)	14,260	15,009
GCI, 6.875%, 4/15/25	14,530	15,057
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	5,875	6,271
Netflix, 3.625%, 6/15/25 (1)	13,310	14,042
Netflix, 3.875%, 11/15/29 (EUR) (1)	10,175	13,608

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Netflix, 5.375%, 11/15/29 (1)	19,060	22,872
Netflix, 5.875%, 11/15/28	33,095	40,707
Netflix, 6.375%, 5/15/29	53,075	67,272
Radiate Holdco, 6.875%, 2/15/23 (1)	13,910	14,258
Videotron, 5.00%, 7/15/22	6,575	6,904
Videotron, 5.125%, 4/15/27 (1)	7,535	7,987
Virgin Media Finance, 5.00%, 7/15/30 (1)	5,740	5,898
Virgin Media Secured Finance, 5.50%, 8/15/26 (1)	10,974	11,564
VTR Finance, 6.375%, 7/15/28 (1)	7,880	8,432
Ziggo Bond, 5.125%, 2/28/30 (1)	6,430	6,808
Ziggo Bond, 6.00%, 1/15/27 (1)	18,575	19,550
		876,677

Chemicals 1.9%
Compass Minerals International, 6.75%, 12/1/27 (1)	9,675	10,558
Consolidated Energy Finance, 6.50%, 5/15/26 (1)	3,285	2,899
Consolidated Energy Finance, 6.875%, 6/15/25 (1)	1,025	948
CVR Partners, 9.25%, 6/15/23 (1)	31,135	30,746
Diamond, 5.625%, 8/15/25 (EUR)	7,190	8,516
Element Solutions, 3.875%, 9/1/28 (1)	9,515	9,693
Kraton Polymers, 5.25%, 5/15/26 (EUR) (1)	4,470	5,348
Kraton Polymers, 7.00%, 4/15/25 (1)	14,435	14,940
Methanex, 5.25%, 12/15/29	6,740	6,799
Methanex, 5.65%, 12/1/44	9,369	8,606
Neon Holdings, 10.125%, 4/1/26 (1)	14,290	15,094
OCI, 6.625%, 4/15/23 (1)	16,905	17,412
Univar Solutions USA, 5.125%, 12/1/27 (1)	21,170	22,123
WR Grace & Co-Conn, 4.875%, 6/15/27 (1)	10,895	11,412
		165,094

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Conglomerates 0.4%
General Electric, Series D, VR, 5.00% (2)(3)	40,945	31,886
		31,886

Consumer Products 1.3%
Avon International Operations, 7.875%, 8/15/22 (1)	14,525	14,746
CD&R Smokey Buyer, 6.75%, 7/15/25 (1)	2,910	3,114
Edgewell Personal Care, 5.50%, 6/1/28 (1)	7,870	8,362
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR) (1)	10,020	12,376
Energizer Holdings, 6.375%, 7/15/26 (1)	2,400	2,544
Energizer Holdings, 7.75%, 1/15/27 (1)	4,940	5,403
LTF Merger Sub, 8.50%, 6/15/23 (1)	3,590	3,437
Mattel, 5.875%, 12/15/27 (1)	8,410	9,146
Prestige Brands, 6.375%, 3/1/24 (1)	20,550	21,269
Tempur Sealy International, 5.50%, 6/15/26	15,315	16,004
Tempur Sealy International, 5.625%, 10/15/23	16,515	16,763
		113,164

Container 1.9%
Ardagh Packaging Finance, 5.25%, 4/30/25 (1)	7,540	7,992
Ardagh Packaging Finance, 5.25%, 8/15/27 (1)	22,675	23,582
Ardagh Packaging Finance, 6.00%, 2/15/25 (1)	12,000	12,510
Berry Global, 5.625%, 7/15/27 (1)	3,825	4,045
Crown Cork & Seal, 7.375%, 12/15/26	1,220	1,443
Intelligent Packaging Finco, 6.00%, 9/15/28 (1)	3,920	3,998
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (EUR) (1)(4)	1,893	1,692
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (EUR) (4)	2,930	2,619
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1)	35,645	34,576
Pactiv, 7.95%, 12/15/25	9,725	10,746
Pactiv, 8.375%, 4/15/27	2,980	3,293
Reynolds Group Issuer, 7.00%, 7/15/24 (1)	29,881	30,404

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (1)	1,650	2,023
Trivium Packaging Finance, 5.50%, 8/15/26 (1)	7,665	8,048
Trivium Packaging Finance, 8.50%, 8/15/27 (1)	15,120	16,557
		163,528

Drugs 0.0%
Teva Pharmaceutical Finance, 6.15%, 2/1/36	2,777	2,888
		2,888

Energy 9.0%
Antero Resources, 5.125%, 12/1/22	604	521
Archrock Partners, 6.875%, 4/1/27 (1)	12,145	12,449
Berry Petroleum, 7.00%, 2/15/26 (1)	18,450	14,576
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	16,940	19,057
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	10,375	11,944
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	19,360	22,502
Cheniere Energy Partners, 4.50%, 10/1/29	20,230	20,989
Cheniere Energy Partners, 5.625%, 10/1/26	6,250	6,555
Citgo Holding, 9.25%, 8/1/24 (1)	23,055	22,767
Comstock Resources, 9.75%, 8/15/26	17,085	18,196
Continental Resources, 4.375%, 1/15/28	15,080	14,477
Continental Resources, 4.50%, 4/15/23	27,325	27,496
Continental Resources, 4.90%, 6/1/44	15,615	13,780
Continental Resources, 5.00%, 9/15/22	13,647	13,596
CrownRock, 5.625%, 10/15/25 (1)	5,965	5,905
CSI Compressco, 7.50%, 4/1/25 (1)	652	580
CSI Compressco, 10.00%, 4/1/26 (1)(4)	2,026	1,479
DCP Midstream, Series A, VR, 7.375% (2)(3)	11,994	8,876
DCP Midstream Operating, 5.625%, 7/15/27	7,290	7,873
DCP Midstream Operating, 6.75%, 9/15/37 (1)	18,980	19,170
DCP Midstream Operating, 8.125%, 8/16/30	9,040	10,712

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Endeavor Energy Resources, 5.75%, 1/30/28 (1)	15,078	15,417
Endeavor Energy Resources, 6.625%, 7/15/25 (1)	3,065	3,195
EQT, 8.75%, 2/1/30	21,010	25,317
Exterran Energy Solutions, 8.125%, 5/1/25	23,155	20,029
Hess, 5.60%, 2/15/41	1,120	1,275
Hess, 7.30%, 8/15/31	2,795	3,413
Hess, 7.875%, 10/1/29	1,370	1,730
Jagged Peak Energy, 5.875%, 5/1/26	23,624	24,096
Kosmos Energy, 7.125%, 4/4/26 (1)	8,385	7,588
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	30,835	30,372
Matador Resources, 5.875%, 9/15/26	41,370	36,199
Nabors Industries, 7.25%, 1/15/26 (1)	5,505	2,560
Nabors Industries, 7.50%, 1/15/28 (1)	10,000	4,425
NGL Energy Partners, 7.50%, 11/1/23	30,605	22,495
NGL Energy Partners, 7.50%, 4/15/26	30,190	20,076
NuStar Logistics, 6.00%, 6/1/26	12,245	12,735
Occidental Petroleum, 3.125%, 2/15/22	790	782
Occidental Petroleum, 5.875%, 9/1/25	8,890	8,890
Occidental Petroleum, 6.375%, 9/1/28	9,560	9,644
Occidental Petroleum, 6.45%, 9/15/36	2,455	2,394
Occidental Petroleum, 6.95%, 7/1/24	1,040	1,074
Occidental Petroleum, 7.95%, 6/15/39	21,035	21,114
Occidental Petroleum, 8.00%, 7/15/25	13,485	14,665
Occidental Petroleum, 8.50%, 7/15/27	18,025	19,940
Occidental Petroleum, 8.875%, 7/15/30	34,400	39,044
Petrobras Global Finance, 6.75%, 6/3/50	4,965	5,544
Petrobras Global Finance, 7.375%, 1/17/27	16,595	19,694
Range Resources, 9.25%, 2/1/26 (1)	20,870	21,966
Seven Generations Energy, 5.375%, 9/30/25 (1)	53,035	51,046
Tallgrass Energy Partners, 5.50%, 9/15/24 (1)	9,495	9,210
Tallgrass Energy Partners, 5.50%, 1/15/28 (1)	7,675	6,984

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	8,560	7,982
Targa Resources Partners, 5.375%, 2/1/27	1,255	1,302
Targa Resources Partners, 5.875%, 4/15/26	1,120	1,179
Targa Resources Partners, 6.50%, 7/15/27	6,435	6,934
Targa Resources Partners, 6.875%, 1/15/29	10,585	11,696
USA Compression Partners, 6.875%, 4/1/26	10,940	11,323
USA Compression Partners, 6.875%, 9/1/27	8,110	8,394
WPX Energy, 5.875%, 6/15/28	6,920	7,024
		792,247

Entertainment & Leisure 1.1%
Cedar Fair, 5.25%, 7/15/29	5,455	5,305
Cedar Fair, 5.375%, 4/15/27	15,880	15,801
Cedar Fair, 5.50%, 5/1/25 (1)	29,015	29,958
Live Nation Entertainment, 4.75%, 10/15/27 (1)	11,355	10,702
Royal Caribbean Cruises, 11.50%, 6/1/25 (1)	3,790	4,387
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (1)	10,960	11,563
Six Flags Theme Parks, 7.00%, 7/1/25 (1)	4,670	5,055
Vail Resorts, 6.25%, 5/15/25 (1)	8,515	9,100
		91,871

Exploration & Production 0.2%
Apache, 4.625%, 11/15/25	7,820	8,016
Apache, 4.875%, 11/15/27	12,460	12,709
		20,725

Financial 5.9%
Acrisure, 7.00%, 11/15/25 (1)	16,200	16,443
Acrisure, 8.125%, 2/15/24 (1)	19,340	20,452
Acrisure, 10.125%, 8/1/26 (1)	9,690	10,901
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	8,100	8,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
AmWINS Group, 7.75%, 7/1/26 (1)	18,825	20,237
Avolon Holdings Funding, 5.125%, 10/1/23 (1)	16,290	15,720
Avolon Holdings Funding, 5.50%, 1/15/23 (1)	20,560	20,046
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP) (1)	9,825	13,390
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP)	4,270	5,790
Cargo Aircraft Management, 4.75%, 2/1/28 (1)	6,175	6,353
CIT Group, 4.125%, 3/9/21	1,385	1,394
CIT Group, 5.25%, 3/7/25	8,055	8,780
CIT Group, 6.125%, 3/9/28	7,295	8,599
CNO Financial Group, 5.25%, 5/30/25	8,561	9,749
DAE Funding, 4.50%, 8/1/22 (1)	11,195	11,090
DAE Funding, 5.00%, 8/1/24 (1)	18,780	18,463
DAE Funding, 5.25%, 11/15/21 (1)	16,305	16,387
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1)	14,885	15,629
GTCR AP Finance, 8.00%, 5/15/27 (1)	14,465	15,405
HUB International, 7.00%, 5/1/26 (1)	27,585	28,619
Icahn Enterprises, 6.25%, 5/15/26	25,065	26,788
LPL Holdings, 5.75%, 9/15/25 (1)	23,700	24,648
MGIC Investment, 5.25%, 8/15/28	6,070	6,373
Navient, 5.00%, 3/15/27	13,000	12,529
Navient, 6.125%, 3/25/24	34,245	35,700
Navient, 6.75%, 6/25/25	17,560	18,394
Navient, 6.75%, 6/15/26	4,640	4,843
Navient, 7.25%, 1/25/22	3,787	3,967
Navient, 7.25%, 9/25/23	17,085	18,003
OneMain Finance, 6.125%, 3/15/24	6,753	7,276
OneMain Finance, 6.625%, 1/15/28	6,110	6,965
OneMain Finance, 6.875%, 3/15/25	19,700	22,212
OneMain Finance, 7.125%, 3/15/26	6,180	7,084
OneMain Finance, 8.875%, 6/1/25	7,605	8,603
Park Aerospace Holdings, 4.50%, 3/15/23 (1)	8,495	8,113

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	8,015	7,855
Quicken Loans, 5.25%, 1/15/28 (1)	23,321	24,892
		516,268

Food 1.9%
B&G Foods, 5.25%, 4/1/25	31,400	32,499
B&G Foods, 5.25%, 9/15/27	7,195	7,645
Chobani, 7.50%, 4/15/25 (1)	34,140	35,505
Cosan Luxembourg, 7.00%, 1/20/27 (1)	18,465	19,915
Darling Ingredients, 5.25%, 4/15/27 (1)	5,855	6,214
Kraft Heinz Foods, 6.875%, 1/26/39	9,720	13,270
Kraft Heinz Foods, 7.125%, 8/1/39 (1)	7,365	10,088
Lamb Weston Holdings, 4.875%, 5/15/28 (1)	3,200	3,520
Post Holdings, 5.625%, 1/15/28 (1)	11,795	12,621
Post Holdings, 5.75%, 3/1/27 (1)	9,915	10,473
Sigma Holdco, 7.875%, 5/15/26 (1)	15,535	15,710
		167,460

Forest Products 0.0%
Boise Cascade, 4.875%, 7/1/30 (1)	2,775	2,987
		2,987

Gaming 4.6%
Boyd Gaming, 6.00%, 8/15/26	12,335	12,936
Boyd Gaming, 8.625%, 6/1/25 (1)	5,095	5,605
Caesars Entertainment, 8.125%, 7/1/27 (1)	6,625	7,023
Caesars Resort Collection, 5.25%, 10/15/25 (1)	27,430	26,196
Caesars Resort Collection, 5.75%, 7/1/25 (1)	10,835	11,350
Churchill Downs, 5.50%, 4/1/27 (1)	9,920	10,416
Cirsa Finance International, 6.25%, 12/20/23 (EUR) (1)	5,890	6,323
Cirsa Finance International, 7.875%, 12/20/23 (1)	21,875	19,906

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
International Game Technology, 5.25%, 1/15/29 (1)	10,700	10,994
International Game Technology, 6.25%, 2/15/22 (1)	7,835	8,031
International Game Technology, 6.25%, 1/15/27 (1)	24,038	26,322
Las Vegas Sands, 3.20%, 8/8/24	5,350	5,430
Melco Resorts Finance, 5.375%, 12/4/29 (1)	6,985	7,195
MGM China Holdings, 5.25%, 6/18/25 (1)	8,800	9,240
MGM China Holdings, 5.375%, 5/15/24 (1)	8,040	8,362
MGM China Holdings, 5.875%, 5/15/26 (1)	7,975	8,464
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27	9,230	10,153
MGM Resorts International, 6.00%, 3/15/23	12,670	13,288
Scientific Games International, 7.00%, 5/15/28 (1)	5,935	5,816
Scientific Games International, 7.25%, 11/15/29 (1)	8,360	8,276
Scientific Games International, 8.25%, 3/15/26 (1)	33,980	34,999
Scientific Games International, 8.625%, 7/1/25 (1)	9,810	10,215
Stars Group Holdings, 7.00%, 7/15/26 (1)	28,525	30,343
VICI Properties, 4.125%, 8/15/30 (1)	5,560	5,574
VICI Properties, 4.625%, 12/1/29 (1)	10,320	10,733
Wynn Las Vegas, 5.25%, 5/15/27 (1)	30,045	29,256
Wynn Macau, 5.50%, 1/15/26 (1)	12,750	12,929
Wynn Macau, 5.50%, 10/1/27 (1)	10,015	10,094
Wynn Macau, 5.625%, 8/26/28 (1)	22,380	22,549
Wynn Resorts Finance, 5.125%, 10/1/29 (1)	11,645	11,354
		399,372

Health Care 6.6%
Avantor, 6.00%, 10/1/24 (1)	17,470	18,300
Avantor Funding, 4.625%, 7/15/28 (1)	25,010	26,448
Bausch Health, 7.00%, 3/15/24 (1)	46,095	47,881
Bausch Health, 7.00%, 1/15/28 (1)	755	804
Bausch Health, 7.25%, 5/30/29 (1)	18,395	20,189
Bausch Health, 9.00%, 12/15/25 (1)	35,025	38,352

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Bausch Health Americas, 8.50%, 1/31/27 (1)	40,575	44,632
Bausch Health Americas, 9.25%, 4/1/26 (1)	33,555	37,120
Catalent Pharma Solutions, 5.00%, 7/15/27 (1)	3,870	4,073
Centene, 4.25%, 12/15/27	13,535	14,246
Centene, 4.625%, 12/15/29	19,660	21,479
Change Healthcare Holdings, 5.75%, 3/1/25 (1)	18,610	18,959
DaVita, 3.75%, 2/15/31 (1)	10,595	10,555
HCA, 5.375%, 2/1/25	11,600	13,050
HCA, 5.625%, 9/1/28	4,745	5,635
HCA, 5.875%, 2/15/26	12,235	14,009
HCA, 5.875%, 2/1/29	9,535	11,561
Jaguar Holding II, 4.625%, 6/15/25 (1)	3,635	3,771
Jaguar Holding II, 5.00%, 6/15/28 (1)	3,525	3,737
LifePoint Health, 6.75%, 4/15/25 (1)	11,300	12,204
Molina Healthcare, 4.375%, 6/15/28 (1)	11,755	12,284
Molina Healthcare, STEP, 5.375%, 11/15/22	310	325
MPT Operating Partnership, 6.375%, 3/1/24	11,575	11,951
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1)	1,430	1,480
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1)	4,180	4,347
Radiology Partners, 9.25%, 2/1/28 (1)	3,160	3,365
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	29,420	31,700
Select Medical, 6.25%, 8/15/26 (1)	10,785	11,540
Synlab Unsecured Bondco, 8.25%, 7/1/23 (EUR)	10,400	12,660
Teleflex, 4.25%, 6/1/28 (1)	4,635	4,878
Tenet Healthcare, 4.875%, 1/1/26 (1)	29,500	30,680
Tenet Healthcare, 6.875%, 11/15/31	8,600	8,342
Tenet Healthcare, 7.50%, 4/1/25 (1)	14,750	16,188
Tenet Healthcare, 8.125%, 4/1/22	18,975	20,446
Teva Pharmaceutical Finance Netherlands III, 2.80%, 7/21/23	14,990	14,465
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24	6,700	7,018

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Teva Pharmaceutical Finance Netherlands III, 7.125%,
1/31/25 (1)	22,070	23,891
		582,565

Information Technology 4.1%
ANGI Group, 3.875%, 8/15/28 (1)	5,235	5,281
Banff Merger Sub, 9.75%, 9/1/26 (1)	6,755	7,186
Boxer Parent, 6.50%, 10/2/25 (EUR) (1)	3,590	4,456
Boxer Parent, 7.125%, 10/2/25 (1)	4,125	4,486
Boxer Parent, 9.125%, 3/1/26 (1)	7,095	7,609
CDK Global, 5.875%, 6/15/26	690	726
CommScope, 7.125%, 7/1/28 (1)	12,580	13,382
CommScope, 8.25%, 3/1/27 (1)	7,500	8,119
EIG Investors, 10.875%, 2/1/24	1,090	1,128
Expedia Group, 4.625%, 8/1/27 (1)	4,090	4,254
Expedia Group, 6.25%, 5/1/25 (1)	12,980	14,213
Expedia Group, 7.00%, 5/1/25 (1)	10,855	11,751
Go Daddy Operating, 5.25%, 12/1/27 (1)	10,320	10,952
Logan Merger Sub, 5.50%, 9/1/27 (1)	9,095	9,345
Microchip Technology, 4.25%, 9/1/25 (1)	8,600	8,944
Qorvo, 5.50%, 7/15/26	14,190	15,041
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (1)	30,425	32,669
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	55,590	61,427
Solera, 10.50%, 3/1/24 (1)	50,685	53,219
SS&C Technologies, 5.50%, 9/30/27 (1)	19,375	20,731
Uber Technologies, 7.50%, 11/1/23 (1)	8,295	8,648
Uber Technologies, 7.50%, 5/15/25 (1)	7,555	7,923
Uber Technologies, 7.50%, 9/15/27 (1)	35,600	37,291
Veritas U.S., 7.50%, 9/1/25 (1)	6,580	6,827
Veritas U.S., 10.50%, 2/1/24 (1)	7,385	7,348
		362,956

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lodging 1.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (1)	3,975	4,164
Hilton Domestic Operating, 5.75%, 5/1/28 (1)	4,610	4,875
Hilton Worldwide Finance, 4.875%, 4/1/27	11,105	11,382
Marriott International, 4.625%, 6/15/30	3,885	4,248
Marriott International, 5.75%, 5/1/25	6,970	7,824
Marriott Ownership Resorts, 6.125%, 9/15/25 (1)	11,500	12,147
Marriott Ownership Resorts, 6.50%, 9/15/26	17,710	18,396
Park Intermediate Holdings, 7.50%, 6/1/25 (1)	8,000	8,580
RHP Hotel Properties, 4.75%, 10/15/27	14,245	13,070
RHP Hotel Properties, 5.00%, 4/15/23	10,300	10,094
		94,780

Manufacturing 0.6%
Colfax, 6.00%, 2/15/24 (1)	5,350	5,564
Colfax, 6.375%, 2/15/26 (1)	7,656	8,230
Hillenbrand, 4.50%, 9/15/26	455	492
Hillenbrand, 5.75%, 6/15/25	2,620	2,807
Sensata Technologies, 3.75%, 2/15/31 (1)	7,430	7,439
Sensata Technologies UK Financing, 6.25%, 2/15/26 (1)	20,085	21,064
Welbilt, 9.50%, 2/15/24	6,820	6,922
		52,518

Metals & Mining 4.6%
Alcoa Nederland Holding, 5.50%, 12/15/27 (1)	18,820	20,161
Alcoa Nederland Holding, 6.125%, 5/15/28 (1)	12,675	13,689
Alcoa Nederland Holding, 6.75%, 9/30/24 (1)	3,455	3,572
Alcoa Nederland Holding, 7.00%, 9/30/26 (1)	3,605	3,857
ArcelorMittal, STEP, 7.00%, 3/1/41	210	267
Arconic, 6.00%, 5/15/25 (1)	7,400	7,918
Arconic, 6.125%, 2/15/28 (1)	21,769	22,939

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Big River Steel, 7.25%, 9/1/25 (1)	12,560	13,047
Cleveland-Cliffs, 9.875%, 10/17/25 (1)	9,565	10,522
Constellium, 5.75%, 5/15/24 (1)	17,265	17,567
Constellium, 6.625%, 3/1/25 (1)	49,799	51,293
FMG Resources, 5.125%, 3/15/23 (1)	10,845	11,414
FMG Resources, 5.125%, 5/15/24 (1)	17,680	19,094
Freeport-McMoRan, 5.00%, 9/1/27	7,985	8,464
Freeport-McMoRan, 5.25%, 9/1/29	8,215	9,016
Freeport-McMoRan, 5.40%, 11/14/34	31,089	35,053
Freeport-McMoRan, 5.45%, 3/15/43	13,236	14,924
Hecla Mining, 7.25%, 2/15/28	25,295	27,824
Hudbay Minerals, 7.25%, 1/15/23 (1)	13,805	14,028
Hudbay Minerals, 7.625%, 1/15/25 (1)	27,535	28,621
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (1)	19,560	21,320
New Gold, 6.375%, 5/15/25 (1)	14,010	14,570
New Gold, 7.50%, 7/15/27 (1)	8,755	9,543
Novelis, 4.75%, 1/30/30 (1)	19,365	19,607
Steel Dynamics, 5.00%, 12/15/26	7,491	7,997
		406,307

Other Telecommunications 0.6%
Level 3 Financing, 4.625%, 9/15/27 (1)	16,770	17,504
Level 3 Financing, 5.25%, 3/15/26	6,875	7,150
Level 3 Financing, 5.375%, 5/1/25	8,450	8,693
Zayo Group Holdings, 4.00%, 3/1/27 (1)	7,585	7,490
Zayo Group Holdings, 6.125%, 3/1/28 (1)	10,415	10,753
		51,590

Restaurants 0.8%
1011778 BC ULC, 5.75%, 4/15/25 (1)	4,415	4,702
Brinker International, 3.875%, 5/15/23	2,545	2,475

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Yum! Brands, 4.75%, 1/15/30 (1)	4,340	4,785
Yum! Brands, 5.35%, 11/1/43	20,805	22,287
Yum! Brands, 6.875%, 11/15/37	19,070	22,884
Yum! Brands, 7.75%, 4/1/25 (1)	10,785	12,025
		69,158

Retail 0.5%
L Brands, 6.694%, 1/15/27	1,720	1,737
L Brands, 6.875%, 7/1/25 (1)	1,550	1,674
L Brands, 7.50%, 6/15/29	10,430	11,108
L Brands, 9.375%, 7/1/25 (1)	13,480	15,603
Linens 'n Things, VR, EC, 8.338%, 1/15/14 (5)(6)	9,800	—
PetSmart, 7.125%, 3/15/23 (1)	16,945	17,072
		47,194

Satellites 1.8%
Connect Finco, 6.75%, 10/1/26 (1)	21,240	21,904
Hughes Satellite Systems, 6.625%, 8/1/26	36,610	41,461
Hughes Satellite Systems, 7.625%, 6/15/21	1,250	1,297
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	61,841	67,252
Telesat Canada, 6.50%, 10/15/27 (1)	16,375	16,825
ViaSat, 5.625%, 4/15/27 (1)	10,350	10,880
		159,619

Services 5.3%
Allied Universal Holdco, 9.75%, 7/15/27 (1)	15,725	17,415
Ascend Learning, 6.875%, 8/1/25 (1)	16,485	16,959
Avis Budget Car Rental, 5.75%, 7/15/27 (1)	7,400	7,048
Avis Budget Car Rental, 5.75%, 7/15/27 (1)	5,950	5,697
Black Knight InfoServ, 3.625%, 9/1/28 (1)	16,435	16,764
CDW, 4.125%, 5/1/25	5,200	5,408

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
CDW, 4.25%, 4/1/28	15,340	16,069
eG Global Finance, 6.75%, 2/7/25 (1)	15,515	16,039
eG Global Finance, 8.50%, 10/30/25 (1)	11,570	12,409
Fair Isaac, 5.25%, 5/15/26 (1)	17,150	19,722
Gartner, 4.50%, 7/1/28 (1)	6,095	6,354
GFL Environmental, 7.00%, 6/1/26 (1)	9,548	10,001
GFL Environmental, 8.50%, 5/1/27 (1)	12,130	13,176
H&E Equipment Services, 5.625%, 9/1/25	30,475	31,542
HD Supply, 5.375%, 10/15/26 (1)	17,135	18,035
Laureate Education, 8.25%, 5/1/25 (1)	39,950	42,497
MSCI, 3.625%, 9/1/30 (1)	3,400	3,570
MSCI, 4.00%, 11/15/29 (1)	12,255	13,052
Performance Food Group, 5.50%, 10/15/27 (1)	13,610	14,188
Picasso Finance Sub, 6.125%, 6/15/25 (1)	7,250	7,721
Presidio Holdings, 4.875%, 2/1/27 (1)	5,860	6,021
Presidio Holdings, 8.25%, 2/1/28 (1)	14,800	15,540
Prime Security Services Borrower, 3.375%, 8/31/27 (1)	5,120	5,101
Prime Security Services Borrower, 5.25%, 4/15/24 (1)	15,595	16,589
Prime Security Services Borrower, 5.75%, 4/15/26 (1)	7,160	7,912
Prime Security Services Borrower, 6.25%, 1/15/28 (1)	12,935	13,566
Sabre GLBL, 7.375%, 9/1/25 (1)	9,220	9,427
Sabre GLBL, 9.25%, 4/15/25 (1)	6,315	7,002
ServiceMaster, 5.125%, 11/15/24 (1)	6,785	6,972
United Rentals North America, 3.875%, 2/15/31	16,460	17,015
Vertical Holdco, 7.625%, 7/15/28 (1)	29,910	31,555
Vertical U.S. Newco, 5.25%, 7/15/27 (1)	24,290	25,262
Williams Scotsman International, 4.625%, 8/15/28 (1)	6,950	7,037
		462,665

Supermarkets 1.5%
Albertsons, 7.50%, 3/15/26 (1)	21,930	24,507

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Albertsons, 3.50%, 2/15/23 (1)	10,545	10,782
Albertsons, 3.50%, 3/15/29 (1)	31,000	31,232
Albertsons, 4.875%, 2/15/30 (1)	13,740	14,771
Albertsons, 5.875%, 2/15/28 (1)	14,135	15,266
Iceland Bondco, 4.625%, 3/15/25 (GBP)	14,800	18,562
New Albertsons, 7.45%, 8/1/29	10,560	11,986
New Albertsons, 8.00%, 5/1/31	7,155	8,371
		135,477

Transportation 0.2%
Watco Finance, 6.50%, 6/15/27 (1)	18,235	19,147
		19,147

Utilities 4.8%
AES, 5.125%, 9/1/27	15,150	16,286
AES, 6.00%, 5/15/26	25,460	26,924
Calpine, 5.125%, 3/15/28 (1)	20,845	21,939
Clearway Energy Operating, 5.75%, 10/15/25	16,113	17,080
NextEra Energy Operating Partners, 4.25%, 7/15/24 (1)	14,330	15,262
NextEra Energy Operating Partners, 4.25%, 9/15/24 (1)	17,020	18,126
NextEra Energy Operating Partners, 4.50%, 9/15/27 (1)	14,445	15,781
NiSource, VR, 5.65% (2)(3)	13,655	13,638
NRG Energy, 5.25%, 6/15/29 (1)	8,220	8,970
NRG Energy, 6.625%, 1/15/27	26,495	28,350
NRG Energy, 7.25%, 5/15/26	61,705	65,716
Pacific Gas & Electric, 4.55%, 7/1/30	40,253	44,046
Pacific Gas & Electric, 4.75%, 2/15/44	15,000	15,780
Pacific Gas & Electric, 4.95%, 7/1/50	19,038	20,917
Pattern Energy Operations, 4.50%, 8/15/28 (1)	3,735	3,917
PG&E, 5.00%, 7/1/28	12,500	12,485
PG&E, 5.25%, 7/1/30	14,015	13,945

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Pike, 5.50%, 9/1/28 (1)	11,915	11,945
Terraform Global Operating, 6.125%, 3/1/26 (1)	20,209	20,613
Vistra Operations, 5.00%, 7/31/27 (1)	12,228	12,962
Vistra Operations, 5.50%, 9/1/26 (1)	17,485	18,359
		423,041

Wireless Communications 2.2%
SBA Communications, 3.875%, 2/15/27 (1)	17,000	17,552
Sprint, 7.125%, 6/15/24	60,966	70,873
Sprint Capital, 6.875%, 11/15/28	19,390	24,771
Sprint Communications, 11.50%, 11/15/21	26,255	29,176
T-Mobile USA, 6.50%, 1/15/26	35,100	36,855
Virgin Media Vendor Financing Notes IV Dac, 5.00%,
7/15/28 (1)	15,000	15,544
		194,771

Total Corporate Bonds (Cost $7,291,436)		7,588,116

BANK LOANS 7.5% (7)
Aerospace & Defense 0.2%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.808%,
4/6/26	19,850	17,534
		17,534
Airlines 0.2%
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27	16,565	16,741
		16,741
Automotive 0.1%
Clarios Global, FRN, 3M USD LIBOR + 3.50%, 3.659%, 4/30/26	7,980	7,813
		7,813

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Broadcasting 0.1%
iHeartCommunications, FRN, 1M USD LIBOR + 6.75%, 9/30/20
(5)(6)(8)(9)	10,315	7,530
		7,530
Cable Operators 0.2%
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.75%, 8/14/26	16,772	16,520
		16,520
Consumer Products 0.4%
ABG Intermediate Holdings 2, FRN, 3M USD LIBOR + 3.50%,
4.50%, 9/27/24	6,113	5,983
Life Time, FRN, 3M USD LIBOR + 2.75%, 3.75%, 6/10/22 (8)	27,428	25,645
		31,628
Energy 0.5%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	20,781	15,689
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.906%,
3/11/26	17,720	15,881
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.773%, 10/19/26	12,129	11,955
		43,525
Food 0.2%
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24	12,875	12,855
		12,855
Gaming 0.2%
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
3.472%, 8/14/24	16,762	15,639
		15,639
Health Care 0.1%
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.906%,
11/16/25	11,502	11,264
		11,264
Information Technology 0.5%
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%,
7/31/28 (8)	4,040	4,154

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 3.406%,
10/1/25	27,873	27,615
Solera, FRN, 3M USD LIBOR + 2.75%, 2.938%, 3/3/23	14,550	14,284
		46,053
Manufacturing 0.3%
Apex Tool Group, FRN, 3M USD LIBOR + 5.50%, 8/1/24 (8)	18,395	17,665
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3.156%,
3/31/25	6,504	6,388
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.656%, 10/23/25	2,433	2,187
		26,240
Metals & Mining 0.0%
Big River Steel, FRN, 3M USD LIBOR + 5.00%, 6.00%, 8/23/23	3,038	3,016
		3,016
Satellites 1.3%
Intelsat Jackson Holdings, 8.625%, 1/2/24	12,890	13,015
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
5.50%, 7/13/22 (8)(10)	21,623	21,983
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
8.00%, 11/27/23 (8)	44,260	44,530
Iridium Satellite, FRN, 1M USD LIBOR + 3.75%, 4.75%, 11/4/26	34,379	34,444
		113,972
Services 1.3%
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.00%,
7/12/24	12,518	12,425
GFL Environmental, FRN, 3M USD LIBOR + 3.00%, 4.00%,
5/30/25	10,044	9,982
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.156%,
5/29/26	7,718	7,271
Ultimate Software Group, FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/26	32,325	32,264
Ultimate Software Group, FRN, 1M USD LIBOR + 6.75%, 7.50%,
5/3/27	44,020	44,845
WW International, FRN, 3M USD LIBOR + 4.75%, 5.50%,
11/29/24	10,446	10,381
		117,168

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Utilities 0.1%
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%,
3.75%, 8/1/25	10,190	10,008
		10,008
Wireless Communications 1.8%
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.156%, 8/4/22	23,093	22,824
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.156%, 11/3/23	10,205	10,018
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.656%, 8/4/25	128,166	128,358
		161,200
Total Bank Loans (Cost $666,027)		658,706

CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26	9,275	9,175
		9,175

Energy 0.0%
Cheniere Energy, 4.25%, 3/15/45	5,671	3,938
		3,938

Total Convertible Bonds (Cost $11,898)		13,113

COMMON STOCKS 0.6%
Cable Operators 0.1%
Liberty Broadband, Class C (6)	61	8,532
		8,532

Gaming 0.0%
New Cotai Participation, Class B (1)(5)(6)	—	—
		—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Media & Communications 0.1%
iHeartMedia, Class A (6)	868	8,004
		8,004

Metals & Mining 0.1%
Constellium (6)	988	7,918
		7,918

Utilities 0.1%
Sempra Energy	63	7,815
Vistra	225	4,332
		12,147

Wireless Communications 0.2%
T-Mobile US (6)	120	14,035
		14,035

Total Common Stocks (Cost $60,148)		50,636

CONVERTIBLE PREFERRED STOCKS 3.1%
Energy 1.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17-
11/27/19, Cost $107,825 (2)(11)	98	104,067
		104,067

Energy Services 0.4%
NuStar Energy, VR, 9.75% (1)(2)(5)	1,200	31,838
		31,838

Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (5)	47	—
		—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Healthcare 0.4%
Avantor, Series A, 6.25%, 5/15/22	544	39,617
		39,617

Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23	19	23,040
		23,040

Utilities 0.8%
American Electric Power, 6.125%, 3/15/22	621	30,313
American Electric Power, 6.125%, 8/15/23	229	11,204
NextEra Energy, 5.279%, 3/1/23	629	30,791
		72,308

Total Convertible Preferred Stocks (Cost $258,649)		270,870

BOND MUTUAL FUNDS 0.3%
T Rowe Price Institutional Floating Rate Fund - Z Class,
4.19% (12)(13)	2,732	25,928
Total Bond Mutual Funds (Cost $27,283)		25,928

SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 0.11% (12)(14)	130,151	130,151
Total Money Market Funds		130,151
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 0.10%, 9/24/20 (15)	24,700	24,699
Total U.S. Treasury Obligations		24,699
Total Short-Term Investments (Cost $154,850)		154,850

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

$ Value
(Amounts in 000s)

Total Investments in Securities 99.6%
(Cost $8,470,291)	$8,762,219
Other Assets Less Liabilities 0.4%	33,000
Net Assets 100.0%	$8,795,219

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,074,870 and represents 57.7% of net assets.
(2)	Perpetual security with no stated maturity date.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Level 3 in fair value hierarchy.
(6)	Non-income producing
(7)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8)	All or a portion of this loan is unsettled as of August 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(9)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2020, was $7,996 and was valued at $7,942 (0.1%
of net assets).
(11)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $104,067 and represents 1.2% of net assets.
(12)	Affiliated Companies
(13)	SEC 30-day yield
(14)	Seven-day yield
(15)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
PIK	Payment-in-kind
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

(Amounts In 000s, except Market Price)
SWAPS 0.1%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit:
Tesla, 5.30%, 8/15/25, $103.88*) Receive 1.00%
Quarterly, Pay upon credit default, 6/20/21	12,000	28	(124)	152
Total Bilateral Credit Default Swaps, Protection Sold			(124)	152

Total Bilateral Swaps			(124)	152

* Market Price at August 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

(Amounts In 000s)
SWAPS 0.1%
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Ice
CDX.HY.CDSI-S34, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25	93,689	6,342	2,020	4,322
Total Centrally Cleared Credit Default Swaps, Protection Sold				4,322

Total Centrally Cleared Swaps				4,322

Net payments (receipts) of variation margin to date				(4,129)

Variation margin receivable (payable) on centrally cleared
swaps				$ 193

**Includes interest purchased or sold but not collected of $385.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

(AMOUNTS IN 000S)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Citibank	10/23/20	USD	34,415GBP	27,082 $	(1,799)
Citibank	11/20/20	USD	68,468EUR	57,618	(410)
JPMorgan Chase	10/23/20	USD	1,896GBP	1,457	(52)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(2,261)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T Rowe Price Institutional
Floating Rate Fund - Z Class		$—		$516	$296
T. Rowe Price Government
Reserve Fund		—		—	110
Totals	$	—#		$516	$406+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/20	Cost		Cost	8/31/20
T Rowe Price Institutional
Floating Rate Fund - Z Class $	25,116		$296	$—	$25,928
T. Rowe Price Government
Reserve Fund	267,370		¤	¤	130,151
Total					$156,079^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $406 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $157,434.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$	— $	7,588,116 $	— $	7,588,116
Bank Loans		—	651,176	7,530	658,706
Convertible Bonds		—	13,113	—	13,113
Common Stocks		50,636	—	—	50,636
Convertible Preferred Stocks		—	239,032	31,838	270,870
Bond Mutual Funds		25,928	—	—	25,928
Short-Term Investments		130,151	24,699	—	154,850
Total Securities		206,715	8,516,136	39,368	8,762,219
Swaps		—	221	—	221
Total		$206,715 $	8,516,357 $	39,368 $	8,762,440
Liabilities
Forward Currency Exchange
Contracts	$	— $	2,261 $	— $	2,261
Total	$	— $	2,261 $	— $	2,261